Property, equipment and vehicles (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	2023	2022
Equipment

Cost
At January 1	18,684,800	17,911,000
Additions	0	773,800

At June 30/December 31	18,684,800	18,684,800

Accumulated depreciation
At January 1	6,228,200	0
Charge for the period/year	2,802,735	6,228,200

At June 30 /December 31	9,030,935	6,228,200

Net book value
At June 30/December 31	9,653,865	12,456,600

Vehicles

Cost
At January 1	133,308	133,308

Accumulated depreciation
At January 1	36,500	0
Charge for the period/year	14,521	36,500
At June 30/December 31	51,021	36,500

Net book value
At June 30/December 31	82,287	96,808

Cost	18,818,108	18,818,108
Accumulated depreciation	9,081,956	6,264,700
Net book value	9,736,152	12,553,408